Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties		¥ 9,178	$ 1,331	¥ 5,016
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	9,178		5,016
Unpaid Revenue [Member] | Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		¥ 9,178		¥ 5,016

[1]	The amount of RMB5,016 and RMB9,178 as of December 31, 2021 and 2022 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.